Faegre Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103

Telephone: (215) 988-2700

Facsimile: (215) 988-2757

www.faegredrinker.com

March 22, 2021

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Hamilton Lane Private Assets Fund (Registration Nos. 811-23509,
333-236451) (the “Fund”)

Ladies and Gentlemen:

Filed herewith electronically via EDGAR is post-effective amendment no. 4 to the registration statement of the Fund on Form N-2 (the “Registration Statement”). The Registration Statement is being filed pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the “1933 Act”), and the applicable rules thereunder. This post-effective amendment is being filed pursuant to paragraph (a) of Rule 486 under the 1933 Act to register a new class of shares of the Fund known as Class D Shares.

Pursuant to Rule 486(a) under the 1933 Act, it is proposed that the Amendment become effective 60 days after filing.

Questions should be directed to me at (215) 988-3307 or, in my absence, to Joshua B. Deringer at (215) 988-2959.

Very truly yours,

/s/ Jillian L. Bosmann
Jillian L. Bosmann

cc: Joshua B. Deringer